Discontinued Operations (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Nov. 21, 2013	Dec. 31, 2012
Current Assets:
Current assets of discontinued operations				$ 863,333
Goodwill			4,863,149
Current Liabilities:
Contingent consideration	2,735,000	4,514,000		4,624,367
Current liabilities of discontinued operations				1,921,712
Other Liabilities:
Other liabilities of discontinued operations				47,779
MidMarket Capital Partners LLC and PNC Bank
Current Assets:
Cash and cash equivalents				40,976
Accounts receivable, net				821,357
Other current assets				1,000
Current assets of discontinued operations				863,333
Property and equipment, net				182,758
Goodwill				4,863,149
Intangible assets, net				2,328,000
Other assets				63,493
Other assets of discontinued operations				7,437,400
Current Liabilities:
Accounts payable and accrued expenses				304,229
Deferred revenue				848,913
Bank debt, current portion				90,354
Notes, related parties				300,000
Contingent consideration				363,899
Term loans, current portion, net of debt discount				14,317
Current liabilities of discontinued operations				1,921,712
Other Liabilities:
Notes, related parties, net of current portion				8,700
Term loans, current portion, net of debt discount				39,079
Other liabilities of discontinued operations				$ 47,779